Legal matters - Additional Information (Detail) ₨ in Millions, $ in Millions			12 Months Ended
	Apr. 01, 2023 USD ($)	Oct. 01, 2021	Mar. 31, 2023 INR (₨) Mws Instalments ₨ / MWh ₨ / MW MW	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($) Mws Instalments ₨ / MW MW	Mar. 16, 2022 INR (₨)	Apr. 01, 2021 INR (₨)
Legal Matters [Line Items]
Trade receivables (refer Note 9)			₨ 30,687	₨ 45,825	$ 373		₨ 35,980
AP Entities
Legal Matters [Line Items]
Trade receivables (refer Note 9)			11,903	17,411		₨ 15,354
Generation based incentive receivable			₨ 1,004
Number of instalments paid | Instalments			8		8
Number of instalments to be paid | Instalments			12		12
AP Entities | Events after Reporting Period
Legal Matters [Line Items]
Proceeds from trade receivables | $	$ 4,202
Order of the Supreme Court of India to Underground High-tension Power Lines
Legal Matters [Line Items]
Total capacity of operational power projects | MW			1,813.8		1,813.8
Number of power projects under development in the area | ₨ / MW			2,585		2,585
Dispute With Southern Power Distribution Company of Andhra Pradesh Limited | AP Entities
Legal Matters [Line Items]
PPA cumulative capacity of MW | Mws			777		777
Fixed rate electricity term			25 years
Interim rate | ₨ / MWh			2.43
Percentage of amount of outstanding invoices		50.00%
Trade receivables (refer Note 9)			₨ 1,004	1,004
Dispute With Karnataka Electricity Regulatory Commission
Legal Matters [Line Items]
Demanded by distribution companies from some of the captive users of the SPVs towards energy supplied			216
Dispute With Karnataka Electricity Regulatory Commission | SPV
Legal Matters [Line Items]
Deposit under protest			114	114
Demanded by distribution companies from some of the captive users of the SPVs towards energy supplied			₨ 298	₨ 298